Employee Benefits - Additional Information (Detail)							1 Months Ended		12 Months Ended
	Mar. 31, 2022 yr	Oct. 01, 2021 € / shares	Jun. 30, 2021 shares	May 01, 2020	Mar. 31, 2020 EUR (€)	Mar. 31, 2019 EUR (€)	Jan. 31, 2020 EUR (€) € / shares shares	Apr. 30, 2019 EUR (€) € / shares shares	Dec. 31, 2021 EUR (€) shares € / shares	Dec. 31, 2020 EUR (€) shares yr € / shares	Dec. 31, 2019 EUR (€) shares € / shares	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 $ / shares	Dec. 31, 2021 shares	Dec. 31, 2021 Options	Dec. 31, 2021 Units	Dec. 31, 2018 shares
Employee Benefits [Line Items]
Number of share options granted | shares									11,145	15,562	5,402
Share-based payment plan expenses									€ 2,455,215	€ 2,784,969	€ 559,609
Number of share options settled in share based payment arrangement | shares									(1,254)	0	0
Increase decrease through share based payment transactions, Equity									€ 2,142,843	€ 2,780,803	€ 559,609
Exchange Ratio									240.990795184659
Outstanding options										20,964	5,402			30,385	8,880,029	8,880,029	0
Total options | Options															9,913,639
Exercise price, Share options granted | € / shares		€ 8.63
Description of conversion of Equity		1 option of Wallbox Chargers S.L. for 240.990795184659 options
Option life, share options granted | yr	3									1.5
Issued capital [member]
Employee Benefits [Line Items]
Par value per share | € / shares										€ 0.50	€ 0.50
Management Stock Option Plan [Member]
Employee Benefits [Line Items]
Number of share options granted | shares									11,145	7,230	5,402
Share-based payment plan expenses									€ 2,381,993	€ 1,191,757	€ 559,609
Exercise price of outstanding share options | € / shares									€ 0.0021
Number of share options settled in share based payment arrangement | shares									0	0	0
Outstanding options | Units																7,253,823
Weighted average fair value at measurement date, Share options granted										€ 0.70		€ 1.67
Employee Stock Option Plan [Member]
Employee Benefits [Line Items]
Number of share options granted | shares									0	8,332	0
Par value per share | € / shares		€ 0.50							€ 0.12
Number of years from closing during which options will be available for execution in exchange for shares									10 years
Share-based payment plan expenses									€ 73,222	€ 1,593,212
Exercise price of outstanding share options | € / shares									€ 0.0021
Date of grant of share based payment arrangement				1 May 2020
Number of share options settled in share based payment arrangement | shares									(1,254)	0	0
Expense from cash settled share based payment transactions									€ 73,222
Increase decrease through share based payment transactions, Equity									239,150
Increase decrease through share based payment transactions, Liability									626
Payments for share based payment transactions									€ 312,998
Outstanding options | Units																1,626,206
Value of share options granted										€ 191.71
Weighted average fair value at measurement date, Share options granted										€ 0.79		€ 0.79
Exercise price of outstanding share options | $ / shares													$ 0.5
Employee Stock Option Plan [Member] | Issued capital [member]
Employee Benefits [Line Items]
Increase in equity					€ 207.54
Based on Exchange Ratio [Member] | Employee Stock Option Plan [Member]
Employee Benefits [Line Items]
Number of options called by each outstanding options | shares									240.990795184659
First Tranche [Member]
Employee Benefits [Line Items]
Number of share options granted | shares									10,105	8,040	5,369
First Tranche [Member] | Management Stock Option Plan [Member]
Employee Benefits [Line Items]
Exercise price, Share options granted | € / shares								€ 0.5
Number of Share Options Vested in Share Based Payment Arrangement | shares								5,369
First Tranche [Member] | Management Stock Option Plan [Member] | Issued capital [member]
Employee Benefits [Line Items]
Issue of equity						€ 123.14
Second Tranche [Member] | Management Stock Option Plan [Member]
Employee Benefits [Line Items]
Value of share options granted							€ 190.71	€ 122.64
Exercise price, Share options granted | € / shares							€ 0.5
Number of Share Options Vested in Share Based Payment Arrangement | shares							8,040
Second Tranche [Member] | Management Stock Option Plan [Member] | Issued capital [member]
Employee Benefits [Line Items]
Increase in equity					€ 207.54
Tranches [Member] | Management Stock Option Plan [Member]
Employee Benefits [Line Items]
Number of Share Options Vested in Share Based Payment Arrangement | shares									10,105
Two Thousand and Twenty One Management Stock Option Plan [Member] | Management Stock Option Plan [Member]
Employee Benefits [Line Items]
Par value per share | € / shares		0.50							€ 0.12
Number of years from closing during which options will be available for execution in exchange for shares									10 years
Share-based payment plan expenses									€ 2,381,993	€ 1,191,757	€ 559,609
Two Thousand and Twenty One Management Stock Option Plan [Member] | Employee Stock Option Plan [Member]
Employee Benefits [Line Items]
Number of share options settled in share based payment arrangement | shares									1,254
Two Thousand and Twenty One Management Stock Option Plan [Member] | Based on Exchange Ratio [Member] | Management Stock Option Plan [Member]
Employee Benefits [Line Items]
Number of options called by each outstanding options | shares									240.990795184659
Legacy Stock Option Program [Member] | Founders Stock Option Plan [Member]
Employee Benefits [Line Items]
Par value per share | € / shares		0.50							€ 0.12
Share-based payment plan expenses									€ 0
Exercise price of outstanding share options | € / shares		€ 466.24
Maximum number of shares that shall underlie all of the options under the plan | shares			4.289
Exchange Ratio									240.990795184659
Lock up period									3 years
Legacy Stock Option Program [Member] | After Applying the Exchange Ratio [Member] | Founders Stock Option Plan [Member]
Employee Benefits [Line Items]
Exercise price of outstanding share options | € / shares									€ 1.93
Maximum number of shares that shall underlie all of the options under the plan | shares			1,033,610